Share Capital	12 Months Ended
Jun. 30, 2023
Share Capital [Abstract]
Share capital

Note 13. Share capital

	2023 Shares	2022 Shares	2021 Shares	2023 A$	2022 A$	2021 A$
Ordinary shares
Fully paid	227,798,346	227,798,346	227,246,596	88,436,263	88,436,263	88,361,303
	227,798,346	227,798,346	227,246,596	88,436,263	88,436,263	88,361,303

(i)	Movements in ordinary shares:

Details	Number of shares	Total A$
Balance at 30 June 2020	178,279,566	62,426,991
Exercise of representative warrants (2020-07-02)	5,720	-
Issue at US$0.47 pursuant to ADS public offering (2020-07-24)	42,666,720	28,165,836
Issue at $0.50 on exercise of ESOP unlisted options (2020-07-24)	100,000	50,000
Issue at US$0.25 on exercise of NASDAQ Warrants (2020-07-27)	3,008,000	1,051,626
Issue at US$0.25 on exercise of NASDAQ Warrants (2020-07-29)	40,000	13,959
Transfer from reserves on exercise of ESOP unlisted options (2020-07-24)	-	15,700
Transfer from reserves on exercise of NASDAQ Warrants (2020-07-27, 2020-07-29)	-	1,012
Issue at A$0.08 in lieu of cash for services rendered (2020-11-13)	2,737,500	219,000
Transfer from reserves on cashless exercise of ESOP unlisted options (2021-02-09)	409,090	197,010
Less: Transaction costs arising on share issues	-	(3,779,831)
Balance at 30 June 2021	227,246,596	88,361,303
Issue at $0.12 under ESOP Plan (2021-11-05)	333,000	39,960
Issue at $0.16 in lieu of payment for services (2021-12-17)	218,750	35,000
Less: Transaction costs arising on share issues	-	-
Balance at 30 June 2022	227,798,346	88,436,263
Less: Transaction costs arising on share issues	-	-
Balance at 30 June 2023	227,798,346	88,436,263

(ii)	Ordinary shares

Ordinary shares entitle the holder to participate in dividends, and to share in the proceeds of winding up the company in proportion to the number of and amounts paid on the shares held.

On a show of hands every holder of ordinary shares present at a meeting in person or by proxy, is entitled to one vote, and upon a poll each share is entitled to one vote.

Ordinary shares have no par value and the Company does not have a limited amount of authorized capital.

(iii)	Options

Information relating to options, including details of options issued, exercised and lapsed during the financial year and options outstanding at the end of the reporting period, is set out in notes 14 and 17.